Stock-Based Compensation (Details 3)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Expected term (years)		5 years
Dividend yield		0.00%
Maximum [Member]
Expected volatility		111.00%
Risk free interest rate		1.05%
Minimum [Member]
Expected volatility		106.00%
Risk free interest rate		0.88%
Warrant
Dividend yield	0.00%	0.00%
Warrant | Maximum [Member]
Expected volatility	111.00%	111.00%
Risk free interest rate	1.41%	1.41%
Expected term (years)	5 years	5 years
Warrant | Minimum [Member]
Expected volatility	100.00%	104.00%
Risk free interest rate	0.88%	0.88%
Expected term (years)	3 years 10 months 24 days	4 years 1 month 6 days